Income taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income taxes [Text Block]

Note 8 - Income Taxes

The Company is subject to U.S. federal income tax as well as income tax in states and foreign jurisdictions. For the major taxing jurisdictions, the tax years 2006 through 2013 remain open for state and federal examination.  The Company believes assessments, if any, would be immaterial to its consolidated financial statements.  With respect to the foreign jurisdiction, the Company is no longer subject to income tax audits for the year 2013 (inclusive).

The income tax provision information is provided as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

(Loss) before provision for
income taxes	$(133,886)	$(263,239)	$(322,482)	$(478,521)

Benefit (provision) for income taxes	$611	$1,452	$(5,014)	$6,030

Note 9 – Income taxes

The Company is subject to U.S. federal income tax as well as income tax in states and foreign jurisdictions. For the major taxing jurisdictions, the tax years 2006 through 2012 remain open for state and federal examination. The Company believes assessments, if any, would be immaterial to its consolidated financial statements. With respect to the foreign jurisdiction, the Company is no longer subject to income tax audits for the year 2012 (inclusive).

The income tax provision information is provided as follows:

	2012	2011
Component of income (loss) before income taxes:
United States	$(315,254)	$(256,458)
Foreign	(921,918)	(114,068)
Income (loss) before income taxes	(1,237,172)	(370,526)

Provision for income taxes
U.S. federal	-	89,000
State and local	(800)	(800)
Foreign	7,008	(21,310)
Income tax benefit	6,208	66,890

Current	6,208	(22,110)
Deferred	-	89,000
	6,208	66,890

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before income taxes. The sources and tax effects of the differences, for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011

Federal income taxes at applicable statutory rates	$(433,010)	$(129,684)
Adjustment resulting from the tax effect of:
Foreign tax rate differential	92,191	11,407
Change in valuation allowance	288,457	760
Foreign taxation adjustment	58,570	49,040
Others	-	1,587

	6,208	66,890

As of December 31, 2012, there was gross U.S. federal net operating loss carry forwards of approximately $570,000, which may be available to offset future federal income tax liabilities. All of the gross federal net operating losses are limited by certain provisions of the U.S. tax code which restricts their utilization in the future.

The federal net operating losses expire at various dates through 2027 to 2032.